Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Forge Nano, Inc.
Significant Accounting Policies
Schedule of cash, cash equivalents, and restricted cash

	March 31,	December 31,
	2026	2025
Cash and cash equivalents	$17,326	$9,061
Restricted cash	371	368
Total	$17,697	$9,429

	2025	2024
Cash and cash equivalents	$9,061	$3,850
Restricted cash	368	8,388
Total	$9,429	$12,238